Other Liabilities	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Other Liabilities	Other Liabilities

	Notes	December 31, 2021	December 31, 2020
Embedded derivative - Rosebel power purchase agreement	(a), 31(a)	$29.2	$23.3
Hedge derivatives	30(c)(i)	0.7	12.0
Non-hedge derivatives	31(a)	3.0	—
Yatela liability	(b)	18.5	18.5
Other liabilities		11.6	4.0
		$63.0	$57.8
Current portion of other liabilities		$22.7	$27.9
Non-current portion of other liabilities		40.3	29.9
		$63.0	$57.8
(a)Embedded derivative - Rosebel power purchase agreement
Rosebel has a power purchase agreement with the Government of Suriname. This agreement specifies both the quantity of power Rosebel is expected to purchase as well as the price per kilowatt hour.  An embedded derivative exists in the Rosebel power purchase agreement as increases in electricity prices are linked to the price of gold. This embedded derivative is accounted for separately from the host contract at FVTPL as the economic characteristics and risks of the host contract and the embedded derivative are not closely related. The Company recognized an embedded derivative liability of $29.2 million as at December 31, 2021 due primarily to the forward price of gold exceeding the minimum price threshold set in the agreement.
(b)Yatela liability
On February 14, 2019, Sadiola Exploration Limited ("SADEX"), a subsidiary jointly held by the Company and AGA, entered into a share purchase agreement with the Government of Mali, as amended from time to time, whereby SADEX agreed to sell to the Government of Mali its 80% participation in Société d’Exploitation des Mines d’Or de Yatela ("Yatela"), for a consideration of $1. The transaction remains subject to the fulfillment of a number of conditions precedent as specified in the transaction. As part of the transaction, and upon its completion, SADEX will make a one-time payment of approximately $37.0 million to the dedicated state account, corresponding to the estimated costs of completing the rehabilitation and closure of the Yatela mine, and also financing certain outstanding social programs. Upon completion and this payment being made, SADEX and its affiliated companies will be released of all obligations relating to the Yatela mine. The Company will fund approximately $18.5 million of the payment.